UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      December 31, 2010
                                                    -----------------

Check here if Amendment [  ]: Amendment Number:
                                                ----------------

     This Amendment (Check only one):      [ ]   is a restatement
                                           [ ]   adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Keywise Capital Management Limited
Address:  Walker House
          87 Mary Street, George Town
          Grand Cayman KYI-9005
          Cayman Islands

Form 13F File Number:      028-13756
                           ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Fang Zheng
Title:      Director of Keywise Capital Management Limited
Phone:      +852 2815 7994

Signature, Place and Date of Signing:

      /s/ Fang Zheng                 Beijing, China           February 14, 2011
--------------------------           --------------           -----------------
        [Signature]                  [City, State]                 [Date]

Report Type (Check only one):

[X} 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ } 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                               ------------------
Form 13F Information Table Entry Total:                 7
                                               ------------------
Form 13F Information Table Value Total:             $161,156
                                               ------------------
                                                 (in thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                               KEYWISE CAPITAL MANAGEMENT LIMITED
                                                   FORM 13F INFORMATION TABLE
                                                Quarter Ended December 31, 2010

------------------------------------------------------------------------------------------------------------------------------------
                               CLASS                      VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
                               -----                    ---------   -------   ---  ----  ----------   -----    ---------------------
NAME OF ISSUER                 TITLE            CUSIP   (X$1,000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
BAIDU INC                     SPON ADR REP A  056752108   41,257     427,400   SH            SOLE                 427,400
BONA FILM GROUP LTD           SPONSORED ADS   09777B107      610     111,700   SH            SOLE                 111,700
CHINA MED TECHNOLOGIES INC    SPONSORED ADR   169483104   28,358   2,522,910   SH            SOLE               2,522,910
PROSHARES TR                  XIN CH25 NEW    74347X567    3,065     101,907   SH            SOLE                 101,907
SPREADTRUM COMMUNICATIONS IN  ADR             849415203   20,521   1,117,075   SH            SOLE               1,117,075
TAIWAN SEMICONDUCTOR MFG LTD  SPONSORED ADR   874039100   50,846   4,054,738   SH            SOLE               4,054,738
YINGLI GREEN ENERGY HLDG CO   ADR             98584B103   16,499   1,669,900   SH            SOLE               1,669,900
